PROSKAUER ROSE LLP
ELEVEN TIMES SQUARE
NEW YORK, NEW YORK 10036

August 14, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc. (File Nos.: 811-06312, 33-40682)
Lazard Retirement Series, Inc. (File Nos.: 811-08071, 333-22309)
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (“LFI”) and Lazard Retirement Series, Inc. (“LRS” and together with LFI, the “Funds”), transmitted herewith for filing with the Securities and Exchange Commission is the Funds’ preliminary combined proxy statement, filed on behalf of the Funds, on Schedule 14A (the “Preliminary Combined Proxy Statement”) for a special meeting of shareholders of LFI and LRS (the “Special Meeting”).

The Special Meeting is scheduled to be held at 30 Rockefeller Plaza, 58th Floor, Conference Room 58A, New York, New York 10112, on Friday, October 20, 2017, at 1:00 p.m., for the following purposes:

1.	To elect each of Ms. Franci J. Blassberg, Mr. Trevor W. Morrison and Mr. Nathan A. Paul as a Fund Director, each to serve for an indefinite term and until his or her successor is duly elected and qualified;
2.	To approve revising or removing certain fundamental investment restrictions for certain investment portfolios of the Funds; and
3.	To transact such other business as may properly come before the Special Meeting and any adjournment or postponement thereof.

The close of business on August 25, 2017 was fixed as the record date for the determination of shareholders entitled to receive notice of, and to vote at, the Special Meeting and any adjournment or postponement thereof. The Combined Proxy Statement will be mailed to shareholders on or about September 7, 2017.

Please telephone the undersigned at 212.969.3379, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Kim Kaufman

Kim Kaufman

cc:        Lisa Goldstein